Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deferred assets
Unrealized foreign currency translation adjustments on limited partnerships			$ 378
Accrued liabilities		$ 25	41
Other assets		5	55
Total deferred assets	[1]	30	474
Deferred liabilities
Difference in tax bases of investments		(66,807)	(77,505)
Unrealized net capital gains		(37,520)	(98,184)
Life and annuity reserves		(28,526)	(40,491)
DAC		(19,240)	(29,807)
Unrealized foreign currency translation adjustments on limited partnerships		(552)
Other liabilities		(1,111)	(2,139)
Total deferred liabilities		(153,756)	(248,126)
Net deferred liability	[1]	$ (153,726)	$ (247,652)

[1]	Changes in deferred tax assets and liabilities primarily relate to the Tax Legislation.